INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 6,086	$ 5,732	[1]
Work in progress and assembled raw materials	10,294	8,987	[1]
Finished products	16,644	13,713	[1]
Inventory, Net	$ 33,024	$ 28,432

[1]	Reclassified.